Cost of Revenue	6 Months Ended
Jun. 30, 2023
Cost of Revenue [Abstract]
COST OF REVENUE	NOTE 14. COST OF REVENUE For the six months ended June 30, 2023 and 2022, cost of revenue consisted of test kit materials, both patient collection kits and lab based PCR kits.